ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
ACQUISITIONS
Schedule of business combination, income producing properties

2018 Acquisitions			Property
Property	Location	Date acquired	purchase price

3870 Ronald Reagan Parkway	Plainfield, Indiana	March 23, 2018	$50,835
181 Antrim Commons Drive	Greencastle, Pennsylvania	April 4, 2018	44,323

Ohio portfolio (four properties): 10, 100 and 115 Enterprise Parkway and 15 Commerce Parkway	West Jefferson, Ohio	May 23, 2018	299,297
Joseph-Meyer-Straße 3	Erfurt, Germany	July 12, 2018	82,677
120 Velocity Way	Shepherdsville, Kentucky	December 3, 2018	65,866
Total purchase price			$542,998

2017 Acquisition			Property
Property	Location	Date acquired	purchase price

Mississippi and Ohio portfolio (three properties):
8735 South Crossroads Drive, 535 Gateway Boulevard and 601 & 673 Gateway Boulevard	Olive Branch, Mississippi and Monroe, Ohio	October 6, 2017	$154,726
Total purchase price			$154,726

Schedule of consideration paid for the acquisition and fair values of assets and liabilities

	2018 acquisitions	2017 acquisition
Purchase consideration
Cash on hand	$380,206	$117,227
Cash sourced from credit facility	167,689	36,752
Total cash consideration paid	$547,895	$153,979
Recognized amounts of identifiable net assets acquired measured at their respective fair values:
Investment properties	$542,998	$154,726
Working capital	4,897	(747)
Total identifiable net assets	$547,895	$153,979